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March 5, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Lord Asset Management Trust
                                File No. 033-75138

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned has been authorized by Lord Asset Management Trust (the “Trust”) to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

1.
the form of Prospectus and Statement of Additional Information dated March 1, 2018 describing the shares of the Trust’s three investment series, the Thomas White International Fund, Thomas White Emerging Markets Fund and Thomas White American Opportunities Fund, that would have been filed under Rule 497(c) under the 1933 Act does not differ from the form contained in the Trust’s most recent amendment to its registration statement, Post-Effective Amendment No. 44, which was filed on February 28, 2018; and

2. the text of Post-Effective Amendment No. 44 was filed electronically.

No fees are required in connection with this filing.  Please call the undersigned at 202.261.3393 if you have any questions regarding this matter.

Very truly yours,

/s/ Gary E. Brooks

Gary E. Brooks